GENERAL	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.
Check Point Software Technologies Ltd., an Israeli corporation (“Check Point Ltd.”), and subsidiaries (collectively, the “Company” or “Check Point”), develop, market and support wide range of products and services for IT security, by offering a multilevel security architecture that defends enterprises’ cloud, network and mobile device held information.

The Company operates in one operating and reportable segment and its revenues are mainly derived from the sales of its network and data security products, including licenses, related software updates, maintenance and security subscriptions. The Company sells its products worldwide primarily through multiple distribution channels (“channel partners”), including distributors, resellers, system integrators, Original Equipment Manufacturers (“OEMs”) and Managed Security Service Providers (“MSPs”).

b.
During 2021, 2020 and 2019, approximately 40%, 39% and 37% of the Company’s revenues were derived from two channel partners, respectively. Revenues derived from one channel partner in 2021, 2020 and 2019 were 24%, 22% and 19%, respectively, and revenues derived from the other channel partner in 2021, 2020 and 2019 were 16%, 17%, and 18%, respectively, of the Company’s revenues in such years. Trade receivable balances from these two channel partners aggregated to $271.8 and $236.6 as of December 31, 2021 and 2020, respectively.